Per share amounts (Toyota Motor Corporation Shareholders' Equity Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Total Toyota Motor Corporation shareholders' equity	¥ 18,735,982	¥ 17,514,812
Common shares issued and outstanding at the end of the year (excluding treasury stock)	2,909,924	2,974,723
Toyota Motor Corporation shareholders' equity per share	¥ 6,438.65	¥ 5,887.88